Loan and Security Agreement and Convertible Notes - 2017 Securities Purchase Agreement in Private Placement (Details) - USD ($)			12 Months Ended
	May 17, 2018	Dec. 21, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Face value of loan				$ 50,000,000
Interest expense			$ 57,631,000	4,980,000	$ 1,610,000
Debt discount		$ 44,800,000
Debt discount allocated to warrant			12,700,000	12,669,000
Debt beneficial conversion feature			32,100,000	$ 32,062,000
Convertible Debt
Debt Instrument [Line Items]
Face value of loan			37,849,000
Debt discount allocated to warrant			$ 14,804,000
Convertible Debt | Convertible Notes
Debt Instrument [Line Items]
Interest paid	$ 1,000,000
Interest expense	$ 44,300,000
Private Placement | Convertible Debt | Convertible Notes
Debt Instrument [Line Items]
Face value of loan		$ 50,000,000
Stated interest rate on debt instrument		5.00%
If converted - outstanding principal threshold amount		$ 4,000,000
Debt conversion price (USD per share)		$ 2.26875
2017 Warrants | Private Placement
Debt Instrument [Line Items]
Number of common stock shares called by warrants (in shares)		12,121,210
Warrant exercise price per share (USD per share)		$ 2.61
Warrant exercisable period		5 years 6 months
Common Stock
Debt Instrument [Line Items]
Issuance of common stock for conversion of notes payable (in shares)	22,038,565		22,038,565
Fair Value | Private Placement | Convertible Debt | Convertible Notes
Debt Instrument [Line Items]
Long-term debt, fair value disclosure			$ 89,500,000
Carrying value | Private Placement | Convertible Debt | Convertible Notes
Debt Instrument [Line Items]
Long-term debt, fair value disclosure			$ 5,200,000